INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of Intangible assets

		Deferred
	Intellectual	Development	Customer
	Property	Costs	Relationships	Brands	Other	Total
Cost
Balance as at December 31, 2023	18,096	21,595	24,758	2,148	299	66,896
Additions	648	11,461	—	—	—	12,109
Effect of movement in exchange rates	531	151	1,325	53	(1)	2,059
Balance as at December 31, 2024	19,275	33,207	26,083	2,201	298	81,064
Additions	2,586	11,905	—	—	—	14,491
Effect of movement in exchange rates	(805)	(568)	(2,508)	(100)	(12)	(3,993)
Balance as at December 31, 2025	21,056	44,544	23,575	2,101	286	91,562

Accumulated Amortization
Balance as at December 31, 2023	8,445	11,270	7,452	1,430	166	28,763
Amortization	2,755	8,962	3,246	663	88	15,714
Effect of movement in exchange rates	186	42	451	42	7	728
Balance as at December 31, 2024	11,386	20,274	11,149	2,135	261	45,205
Amortization	2,626	11,972	3,122	61	84	17,865
Effect of movement in exchange rates	(432)	(259)	(1,068)	(95)	(75)	(1,929)
Balance as at December 31, 2025	13,580	31,987	13,203	2,101	270	61,141

Carrying Amount
Balance as at December 31, 2024	7,889	12,933	14,934	66	37	35,859
Balance as at December 31, 2025	7,476	12,557	10,372	—	16	30,421